Schedule of deductible temporary differences (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total Deferred Tax Asset	$ 366,003	$ 6,958
Canada [member]
IfrsStatementLineItems [Line Items]
Total Deferred Tax Asset	142,926	6,958
Germany [member]
IfrsStatementLineItems [Line Items]
Total Deferred Tax Asset	217,443
United states [member]
IfrsStatementLineItems [Line Items]
Total Deferred Tax Asset	$ 5,634